Significant Accounting Policies and Recent Accounting Pronouncements, Accounts Receivable Trade (Predecessor) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Robin Energy Ltd. Predecessor [Member]
Accounts Receivable Trade [Abstract]
Provision for doubtful accounts	$ 0	$ 0